Debt - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended															3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Foreign Debt	Dec. 31, 2012 Foreign Debt	Dec. 31, 2011 Foreign Debt	Mar. 31, 2013 Foreign Debt Ryerson China Owed To Banks	Dec. 31, 2012 Foreign Debt Ryerson China Owed To Banks	Dec. 31, 2011 Foreign Debt Ryerson China Owed To Banks	Dec. 31, 2011 Foreign Debt Ryerson China Owed To Other Parties	Mar. 31, 2013 Foreign Debt Acofran Owed To Banks	Dec. 31, 2012 Foreign Debt Acofran Owed To Banks	Mar. 31, 2013 Ryerson Secured Credit Facility	Dec. 31, 2012 Ryerson Secured Credit Facility	Dec. 31, 2011 Ryerson Secured Credit Facility	Mar. 14, 2011 Ryerson Secured Credit Facility	Mar. 31, 2013 Ryerson Secured Credit Facility Minimum	Dec. 31, 2012 Ryerson Secured Credit Facility Minimum	Mar. 31, 2013 Ryerson Secured Credit Facility Maximum	Dec. 31, 2012 Ryerson Secured Credit Facility Maximum	Mar. 31, 2013 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Minimum	Dec. 31, 2012 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Minimum	Mar. 31, 2013 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Maximum	Dec. 31, 2012 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Maximum	Mar. 31, 2013 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Minimum	Dec. 31, 2012 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Minimum	Mar. 31, 2013 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Maximum	Dec. 31, 2012 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Maximum	Mar. 31, 2013 9% Senior Secured Notes due 2017	Dec. 31, 2012 9% Senior Secured Notes due 2017	Oct. 10, 2012 9% Senior Secured Notes due 2017	Mar. 31, 2013 11 1/4% Senior Notes due 2018	Dec. 31, 2012 11 1/4% Senior Notes due 2018	Oct. 10, 2012 11 1/4% Senior Notes due 2018	Mar. 31, 2013 2017 and 2018 Notes	Dec. 31, 2012 2017 and 2018 Notes	Mar. 31, 2013 2017 and 2018 Notes Change Of Control Event	Dec. 31, 2012 2017 and 2018 Notes Change Of Control Event	Dec. 31, 2012 2014 and 2015 Notes	Dec. 31, 2011 12% Senior Secured Notes due 2015
Debt Instrument [Line Items]
Amended and restated credit facility agreement																	$ 1,350,000,000	$ 1,350,000,000		$ 1,350,000,000
Credit facility maturity date																	Mar. 14, 2016	Mar. 14, 2016
Outstanding borrowings																	336,300,000	383,500,000	520,000,000
Letters of credit								11,000,000	8,000,000	11,000,000							30,000,000	24,000,000	29,000,000
Available Credit Facility								17,000,000	21,000,000	22,000,000							322,000,000	293,000,000	274,000,000
Weighted average interest rate											4.50%	4.80%	6.20%	0.90%	11.20%	11.20%	2.50%	2.60%	2.40%
Percentage of spread over amount available to be borrowed																									0.75%	0.75%	1.50%	1.50%	1.75%	1.75%	2.50%	2.50%
Default bear interest rate																	2.00%	2.00%
Commitment fess on amounts not borrowed																					0.375%	0.375%	0.50%	0.50%
Aggregate principal amount of senior secured notes																																			600,000,000			300,000,000
Debt instrument percentage																																			9.00%			11.25%
Maximum percentage of dividend of future net income																																							50.00%	50.00%
Notes redemption date																																	Apr. 15, 2015	Apr. 15, 2015		Oct. 15, 2015	Oct. 15, 2015
Redemption price as a percentage of principal amount																																							100.00%	100.00%	101.00%	101.00%
Gain (Loss) on Repurchase of Debt Instrument			(17,200,000)	(17,200,000)	(200,000)																																						(17,200,000)	(200,000)
Principal Amount Of Debt Instrument Repurchased																																												7,500,000
Debt Instruments Senior Notes Retired					11,800,000	10,600,000																																						7,700,000
Foreign debt	21,900,000		21,900,000	21,900,000	32,000,000		27,900,000			32,000,000	27,600,000	21,400,000	30,100,000	1,900,000	300,000	500,000
Distribution to repay Ryerson Holding Notes, plus accrued and unpaid interest	$ 35,000,000	$ 344,900,000		$ (379,900,000)
Line of credit facility, description of collateral																	Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as the Company is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. Eligible inventory, at any date of determination, is comprised of the aggregate value of all inventory owned by a borrower, with such inventory adjusted to exclude various ineligible inventory, including, among other things, any inventory that is classified as “supplies” or is unsaleable in the ordinary course of business and 50% of the value of any inventory that (i) has not been sold or processed within a 180 day period and (ii) which is calculated to have more than 365 days of supply based upon the immediately preceding 6 months consumption.